Expense Example - MATTHEW 25 FUND - MATTHEW 25 FUND	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	316	349	606	1,340